Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Entity Registrant Name	Quantum Biopharma Ltd.
Entity Central Index Key	0001771885
Document Type	6-K/A
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Amendment Description	On August 14, 2024, Quantum BioPharma Ltd. (“the “Company”) furnished a Form 6-K (“Original Form 6-K”) including its interim financial statements for the six months ended June 30, 2024. This Form 6-K/A is being furnished to provide its interim financial statements for the six months ended June 30, 2024 using interactive data files in inline eXtensible Business Reporting Language (iXBRL) in accordance with Rule 405 of Regulation S-T. The documents listed in the Exhibit List are incorporated by reference into this Form 6-K/A. Other than as expressly set forth above, this Form 6-K/A, as does not, and does not purport to, amend, update or restate the information in any other item of the Original Form 6-K, or reflect any events that have occurred after the Original Form 6-K was originally filed.
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Entity Ex Transition Period	false
Entity File Number	001-39152
Entity Address Address Line 1	199 Bay St.
Entity Address Address Line 2	Suite 4000
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Country	CA
Entity Address Postal Zip Code	M5L 1A9